Investments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Carrying amount of cost method investments		$ 18,227,000	$ 16,851,000
Impairment loss		1,147,000	5,226,000
Carrying amount of short-term available-for-sale method investments		18,000,000	0
Carrying amount of long-term available-for-sale method investments		1,249,000	2,388,000
Percentage of equity interests disposed	45.18%
Investment gain in the consolidated statements of operations	$ 23,857,000
Voting Ordinary Share [Member]
Investment Holdings [Line Items]
Number of Company's shares exchanged with equity investees	1,173,520
Non Voting Ordinary Shares [Member]
Investment Holdings [Line Items]
Number of Company's shares exchanged with equity investees	1,604,260
Cost Method Investments [Member]
Investment Holdings [Line Items]
Impairment loss		0	1,000,000	$ 0
Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Impairment loss		$ 1,147,000	$ 4,226,000	$ 0